Schedule I - Parent Company Information	12 Months Ended
Dec. 31, 2021
Condensed Financial Information Of Parent Company Only Disclosure [Abstract]
Schedule I - Parent Company Information

TEXTAINER GROUP HOLDINGS LIMITED AND SUBSIDIARIES

SCHEDULE I - CONDENSED STATEMENTS OF COMPREHENSIVE INCOME

Parent Company Information

Years Ended December 31, 2021, 2020 and 2019

(All currency expressed in United States dollars in thousands)

	2021	2020	2019
Operating expenses:
General and administrative expense	$4,519	$3,988	$4,089
Total operating expenses	4,519	3,988	4,089
Loss from operations	(4,519)	(3,988)	(4,089)
Other income:
Equity in net income of subsidiaries	289,133	76,076	60,813
Interest income	55	80	—
Other, net	(381)	654	—
Net other income	288,807	76,810	60,813
Income before income tax	284,288	72,822	56,724
Income tax benefit (expense)	—	—	—
Net income	284,288	72,822	56,724
Less: Dividends on preferred shares	10,829	—	—
Net income attributable to common shareholders	$273,459	$72,822	$56,724
Net income attributable to common shareholders per share:
Basic	$5.51	$1.37	$0.99
Diluted	$5.41	$1.36	$0.99
Weighted average shares outstanding (in thousands):
Basic	49,624	53,271	57,349
Diluted	50,576	53,481	57,459
Other comprehensive income, before tax:
Change in derivative instruments designated as cash flow hedges	10,986	(12,307)	(110)
Reclassification of realized loss (gain) on derivative instruments designated as cash flow hedges	8,771	2,806	(7)
Foreign currency translation adjustments	(79)	177	42
Comprehensive income, before tax	303,966	63,498	56,649
Income tax (expense) benefit related to items of other comprehensive income	(184)	91	—
Comprehensive income, after tax	303,782	63,589	56,649
Less: Dividends on preferred shares	10,829	—	—
Comprehensive income attributable to common shareholders	$292,953	$63,589	$56,649

TEXTAINER GROUP HOLDINGS LIMITED AND SUBSIDIARIES

SCHEDULE I - CONDENSED BALANCE SHEETS

Parent Company Information

December 31, 2021 and 2020

(All currency expressed in United States dollars in thousands)

	2021	2020
Assets
Current assets:
Cash and cash equivalents	$10,696	$12,372
Prepaid expenses and other current assets	378	336
Due from affiliates, net	2,231	2,679
Total current assets	13,305	15,387
Investments in subsidiaries	1,768,779	1,245,427
Total assets	$1,782,084	$1,260,814
Liabilities and Shareholders’ Equity
Current liabilities:
Accounts payable and accrued expenses	$830	$394
Total current liabilities	830	394
Shareholders’ equity:
Preferred shares	300,000	-
Common shares	595	587
Treasury shares	(158,459)	(86,239)
Additional paid-in capital	428,945	417,421
Accumulated other comprehensive income (loss)	9,750	(9,744)
Retained earnings	1,200,423	938,395
Total shareholders’ equity	1,781,254	1,260,420
Total liabilities and shareholders’ equity	$1,782,084	$1,260,814

TEXTAINER GROUP HOLDINGS LIMITED AND SUBSIDIARIES

SCHEDULE I - CONDENSED STATEMENTS OF CASH FLOWS

Parent Company Information

Years ended December 31, 2021, 2020 and 2019

(All currency expressed in United States dollars in thousands)

	2021	2020	2019
Cash flows from operating activities:
Net income	$284,288	$72,822	$56,724
Adjustments to reconcile net income to net cash provided by operating activities:
Equity in net income of subsidiaries	(289,133)	(76,076)	(60,813)
Dividends received from subsidiaries	61,000	76,167	46,823
Share-based compensation	6,699	4,723	4,388
Decrease (increase) in:
Prepaid expenses and other current assets	(42)	(26)	(128)
Increase (decrease) in:
Accounts payable and accrued expenses	436	(82)	(237)
Total adjustments	(221,040)	4,706	(9,967)
Net cash provided by operating activities	63,248	77,528	46,757
Cash flows from investing activities:
Investments in subsidiaries	(269,436)	(2,050)	(41,865)
Net cash used in investing activities	(269,436)	(2,050)	(41,865)
Cash flows from financing activities:
Issuance of preferred shares, net of underwriting discount	290,550	—	—
Purchase of treasury shares	(72,220)	(68,493)	(8,597)
Issuance of common shares upon exercise of share options	9,043	1,295	126
Dividends paid on common shares	(12,285)	—	—
Dividends paid on preferred shares	(9,975)	—	—
Due to (from) affiliates, net	448	(2,041)	49
Other	(970)	—	—
Net cash provided by (used in) financing activities	204,591	(69,239)	(8,422)
Effect of exchange rate changes	(79)	177	42
Net (decrease) increase in cash and cash equivalents	(1,676)	6,416	(3,488)
Cash and cash equivalents, beginning of the year	12,372	5,956	9,444
Cash and cash equivalents, end of the year	$10,696	$12,372	$5,956